UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-8047


                             Scudder YieldWise Funds
                             -----------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                               Salvatore Schiavone
                             Two International Place
                           Boston, Massachusetts 02110
                           ---------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 295-2663
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period:  10/31/04
                         ----------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder YieldWise Government & Agency Money Fund
Investment Portfolio as of October 31, 2004 (Unaudited)

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                                                                                         Principal
                                                                                         Amount ($)              Value ($)
                                                                                         ---------------------------------
Agencies Not Backed by the Full Faith and Credit of the US Government 68.9% US
Government Sponsored Agencies 66.8% Federal Farm Credit Bank:
1.775%*, 12/15/2004                                                                         15,000,000         14,999,731
1.783%*, 6/13/2005                                                                           5,000,000          4,999,694
1.819%*, 1/17/2006                                                                           5,000,000          5,000,000
Federal Home Loan Bank:
1.28%**, 11/5/2004                                                                           2,000,000          1,999,716
1.5%, 1/7/2005                                                                               3,850,000          3,849,687
1.5%, 3/8/2005                                                                               2,500,000          2,500,000
1.745%*, 9/12/2005                                                                           5,000,000          4,997,405
1.82%*, 2/23/2005                                                                            5,000,000          5,000,000
2.0%, 11/15/2004                                                                             1,000,000          1,000,306
4.0%, 2/15/2005                                                                              1,050,000          1,057,989
4.125%, 1/14/2005                                                                            2,500,000          2,514,294
Federal Home Loan Mortgage Corp.:
1.315%**, 1/11/2005                                                                          4,000,000          3,989,626
1.5%, 2/14/2005                                                                              2,000,000          2,000,000
Series RB, 1.55%**, 11/2/2004                                                                1,000,000            999,957
Series RB, 1.57%**, 11/2/2004                                                                1,000,000            999,956
Series RB, 1.6%**, 11/9/2004                                                                 2,000,000          1,999,289
Federal National Mortgage Association:
1.6%, 12/29/2004                                                                             5,000,000          5,000,000
1.75%, 5/23/2005                                                                               500,000            500,000
7.125%, 2/15/2005                                                                              750,000            761,426
                                                                                                              -----------
                                                                                                               64,169,076

US Government Agency Sponsored Pass-Throughs 2.1%
Federal National Mortgage Association, 2.08%, 2/1/2005                                       2,000,000          1,989,369

Total Agencies Not Backed by the Full Faith and Credit of the US                                              -----------
Government(Cost $66,158,445)                                                                                   66,158,445

Backed by the Full Faith and Credit of the US Government 14.0% Hainan Airlines:
Series 2000-2, 1.83%*, 12/21/2004                                                            5,921,357          5,921,357
Series 2001-1, 1.88%*, 12/15/2007                                                            2,512,536          2,512,536
Series 2001-2, 1.88%*, 12/15/2007                                                            2,512,536          2,512,536
Series 2001-3, 1.888%*, 12/15/2007                                                           2,512,536          2,512,536

Total Backed by the Full Faith and Credit of the US                                                           -----------
Government (Cost $13,458,965)                                                                                  13,458,965

Repurchase Agreements 18.7%
Goldman Sachs Co., Inc., 1.8%, dated 10/27/2004, to be repurchased
at $5,003,000 on 11/8/2004 (a)                                                               5,000,000          5,000,000
JPMorgan Chase, Inc., 1.89%, dated 10/29/2004, to be repurchased
at $12,001,890 on 11/1/2004 (b)                                                             12,000,000         12,000,000
State Street Bank and Trust Co., 1.7%, dated 10/29/2004, to be
repurchased at $993,141 on 11/1/2004 (c)                                                       993,000            993,000
                                                                                                              -----------
Total Repurchase Agreements (Cost $17,993,000)                                                                 17,993,000


                                                                                                  % of
                                                                                                Net Assets       Value ($)
                                                                                                ----------       ---------

Total Investment Portfolio  (Cost $97,610,410)                                                   101.6         97,610,410
Other Assets and Liabilities, Net                                                                 -1.6         -1,567,052
                                                                                                              -----------
Net Assets                                                                                       100.0         96,043,358
                                                                                                              ===========


For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of October 31, 2004.

** Annualized yield at time of purchase; not a coupon rate.

(a) Collateralized by a $5,023,463 Federal National Mortgage Assocaition, 6.0%, maturing on 8/1/2034 with a value of $5,100,001.

(b) Collateralized by a $12,143,984 Federal National Mortgage Association, 4.5%, with various maturities of 10/25/2017 to 1/25/2029 with a value of $12,242,055.

(c) Collateralized by a $1,010,000 Federal Home Loan Mortgage Corp., 2.875%, maturing on 9/15/2005 with a value of $1,017,494.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Government & Agency Securities Portfolio


By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Government & Agency Securities Portfolio

By:                                 /s/Julian Sluyters
                                    ---------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               December 20, 2004



By:                                 /s/Paul Schubert
                                    ---------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               December 20, 2004